FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

April 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:           Forum Funds II (the “Trust” or “Registrant”)
File Nos. 333-18821/811-22842
Post-Effective Amendment (“PEA”) No. 57

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is PEA No. 57 to the Trust’s currently effective Registration Statement on Form N-1A relating to the fund shares of beneficial interest in the CVR Dynamic Allocation Fund, a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the prospectus that was filed electronically via EDGAR with the Securities and Exchange Commission in PEA No. 54 (accession number 0001435109-16-001469) to the Registrant’s registration statement on March 22, 2016.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett

Zachary Tackett
Secretary to the Registrant

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